SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Total amounts due from related parties		$ 92,457
Total amounts due to related parties	$ 1,968,668	211,475	7,500
Total convertible notes – related party		$ 1,838,041	319,220
Wanhai Liu [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Shareholder of Xilin Online (Beijing) E-commerce Co., Ltd	Stockholder of Xilin Online (Beijing) E-commerce Co., Ltd
Type of transaction		Loan advanced to Xilin Online (Beijing) E-commerce Co., Ltd
Related party transactions		$ 12,262
Total amounts due to related parties		$ 12,263
Tianyong Lv [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Manager of Xilin Online (Beijing) E-commerce Co., Ltd	Manager of Xilin Online (Beijing) E-commerce Co., Ltd
Type of transaction		Loan advanced to Xilin Online (Beijing) E-commerce Co., Ltd
Related party transactions		$ 12,754
Total amounts due to related parties		$ 12,754
Shengqing Li [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Manager of Shenzhen Zhimeng Qiyang Technology Co., Ltd.	Manager of Shenzhen Zhimeng Qiyang Technology Co., Ltd.
Type of transaction	Loan advanced to Shenzhen Zhimeng Qiyang Technology Co., Ltd.	Loan advanced to Shenzhen Zhimeng Qiyang Technology Co., Ltd.
Related party transactions	$ 9,890	$ 185,765
Total amounts due to related parties	$ 195,656	$ 185,765
Hongfang Xie [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Shareholder of Shanghai Huomao Cultural Development Co., Ltd.	Stockholder of Shanghai Huomao Cultural Development Co., Ltd.
Type of transaction	Loan advanced to Shanghai Huomao Cultural Development Co., Ltd.	Loan advanced to Shanghai Huomao Cultural Development Co., Ltd.
Related party transactions	$ 9,043	$ 56
Total amounts due to related parties	$ 14,329	$ 693
Wenlong Tong [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	President of CIMG Inc.	President of CIMG Inc.
Type of transaction	Loan advanced from Zhongyan Shangyue Technology Co., Ltd	Loan advanced from Zhongyan Shangyue Technology Co., Ltd
Related party transactions	$ 18,661	$ (18,662)
Total amounts due from related parties		$ 18,662
Total amounts due to related parties	$ 149
Wenlong Yu [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Director of Wewin Technology LLC	Director of Wewin Technology LLC
Yujie Liu [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	The shareholders of CIMG
Total amounts due to related parties	$ 99,385
Yanli Hou [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Director of CIMG Inc.
Total amounts due from related parties	$ 35,535
Total amounts due to related parties	$ 591
Hongfang Xie One [Member]
Related Party Transaction [Line Items]
Type of transaction	Loan advanced to Guizhou Zhutai Huomao Liquor Industry Co., Ltd.	Loan advanced to Guizhou Zhutai Huomao Liquor Industry Co., Ltd
Related party transactions	$ 4,593	$ 637
Wenwen Yu [Member]
Related Party Transaction [Line Items]
Type of transaction	Loan advanced to CIMG Inc.	Loan advanced from Wewin Technology LLC.
Related party transactions	$ 15,000	$ (73,795)	7,500
Total amounts due from related parties	140,001	73,795
Total amounts due to related parties	$ 15,000		7,500
Wenwen Yu One [Member]
Related Party Transaction [Line Items]
Type of transaction	Loan advanced from Wewin Technology LLC.
Related party transactions	$ (66,207)
Related Party [Member]
Related Party Transaction [Line Items]
Total amounts due from related parties	175,536	$ 92,457
Dada Business Trading Co Limited [Member]
Related Party Transaction [Line Items]
Total amounts due to related parties	651,103
Y Y Tech Inc [Member]
Related Party Transaction [Line Items]
Total amounts due to related parties	217,018
Xujia Liu [Member]
Related Party Transaction [Line Items]
Total amounts due to related parties	60,000
Vmade Co Limited [Member]
Related Party Transaction [Line Items]
Total amounts due to related parties	225,000
D Y T Info Pte Limited [Member]
Related Party Transaction [Line Items]
Total amounts due to related parties	220,000
R R Digital Tech Ltd [Member]
Related Party Transaction [Line Items]
Total amounts due to related parties	37,000
Joyer Investment Limited [Member]
Related Party Transaction [Line Items]
Total amounts due to related parties	$ 233,437
Metaverse Intelligence Tech Ltd [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships		An entity whose owner is a director of Wewin Technology LLC
Type of transaction		Convertible notes with CIMG INC
Related party transactions		$ 3,693,041	300,000
Total convertible notes – related party		3,693,041	319,220
Conversion to common stock		$ (1,855,000)